T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund
September 30, 2023 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 98.8%
COMMUNICATION SERVICES 2.1%
Diversified Telecommunication Services 0.8%
Cogent Communications Holdings  217,900 13,488
GCI Liberty, Class A, EC (1)(2) 547,999 —
Iridium Communications  902,300 41,046
54,534
Entertainment 0.6%
Endeavor Group Holdings, Class A  1,118,100 22,250
TKO Group Holdings (3) 273,700 23,007
45,257
Media 0.7%
Nexstar Media Group  289,500 41,506
Thryv Holdings (2) 309,500 5,809
47,315
Total Communication Services 147,106
CONSUMER DISCRETIONARY 12.5%
Automobile Components 0.5%
LCI Industries  39,700 4,662
Patrick Industries  139,250 10,452
Visteon (2) 175,500 24,231
39,345
Distributors 0.4%
Pool  86,000 30,625
30,625
Diversified Consumer Services 0.9%
Bright Horizons Family Solutions (2) 117,454 9,568
Carriage Services  143,300 4,048
Duolingo (2) 87,700 14,547
Grand Canyon Education (2) 304,000 35,531
63,694
Hotels, Restaurants & Leisure 5.2%
Bloomin' Brands  721,500 17,742
Boyd Gaming  705,400 42,910
Cava Group (2)(3) 98,121 3,005
Choice Hotels International (3) 355,900 43,601
Churchill Downs  438,080 50,835
Domino's Pizza  83,287 31,548
Everi Holdings (2) 603,900 7,984
Hilton Grand Vacations (2) 440,400 17,924
Red Rock Resorts, Class A  553,700 22,702

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
SeaWorld Entertainment (2) 154,600 7,150
Texas Roadhouse  480,700 46,195
Travel + Leisure  329,300 12,095
Wendy's  1,458,500 29,768
Wingstop  184,400 33,163
366,622
Household Durables 1.9%
Cavco Industries (2) 76,714 20,380
Green Brick Partners (2) 176,600 7,331
Skyline Champion (2) 350,300 22,321
Tempur Sealy International  839,900 36,401
TopBuild (2) 194,300 48,886
135,319
Leisure Products 0.6%
Brunswick  124,340 9,823
Mattel (2) 1,562,900 34,431
44,254
Specialty Retail 2.3%
Academy Sports & Outdoors  305,500 14,441
Asbury Automotive Group (2) 90,300 20,775
Carvana (2) 239,900 10,071
Dick's Sporting Goods (3) 200,800 21,803
Floor & Decor Holdings, Class A (2)(3) 51,200 4,634
Murphy USA  168,800 57,684
Penske Automotive Group  108,700 18,160
Valvoline  442,100 14,253
161,821
Textiles, Apparel & Luxury Goods 0.7%
Crocs (2) 210,100 18,537
Deckers Outdoor (2) 62,700 32,234
50,771
Total Consumer Discretionary 892,451
CONSUMER STAPLES 4.7%
Beverages 1.1%
Celsius Holdings (2) 271,100 46,521
Coca-Cola Consolidated  51,700 32,897
79,418
Consumer Staples Distribution & Retail 0.9%
BJ's Wholesale Club Holdings (2) 187,800 13,403
Casey's General Stores  76,900 20,880
Performance Food Group (2) 469,300 27,623
61,906

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Food Products 1.0%
Hostess Brands (2) 645,300 21,495
Post Holdings (2) 384,900 33,001
Simply Good Foods (2) 478,400 16,515
71,011
Personal Care Products 1.7%
BellRing Brands (2) 834,900 34,423
Coty, Class A (2) 1,891,300 20,748
elf Beauty (2) 308,600 33,893
Inter Parfums  257,100 34,539
123,603
Total Consumer Staples 335,938
ENERGY 5.6%
Energy Equipment & Services 3.4%
ChampionX  805,100 28,678
Expro Group Holdings (2) 566,700 13,165
Noble  509,900 25,826
TechnipFMC  3,669,900 74,646
Transocean (2)(3) 3,885,800 31,902
Weatherford International (2) 755,800 68,271
242,488
Oil, Gas & Consumable Fuels 2.2%
APA  145,600 5,984
Centrus Energy, Class A (2)(3) 160,900 9,133
Kosmos Energy (2) 2,164,400 17,705
Magnolia Oil & Gas, Class A  223,200 5,113
Matador Resources  471,200 28,027
PBF Energy, Class A  139,800 7,483
Range Resources  1,485,700 48,152
SM Energy  352,200 13,965
Southwestern Energy (2) 2,556,200 16,487
Targa Resources  84,400 7,235
159,284
Total Energy 401,772
FINANCIALS 6.1%
Banks 0.6%
Bancorp (2) 851,800 29,387
ServisFirst Bancshares  228,700 11,931
41,318
Capital Markets 1.9%
Blue Owl Capital (3) 1,591,100 20,621
FactSet Research Systems  62,100 27,154

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
LPL Financial Holdings  193,800 46,056
MarketAxess Holdings  92,900 19,847
StoneX Group (2) 218,100 21,138
134,816
Financial Services 1.0%
Euronet Worldwide (2) 195,200 15,495
EVERTEC  396,600 14,746
Payoneer Global (2) 2,687,500 16,447
Shift4 Payments, Class A (2)(3) 458,900 25,409
72,097
Insurance 2.6%
BRP Group, Class A (2) 234,200 5,440
Kinsale Capital Group  131,500 54,458
Palomar Holdings (2) 197,180 10,007
Primerica  200,200 38,841
Ryan Specialty Holdings (2) 775,100 37,515
Selective Insurance Group  371,600 38,338
184,599
Total Financials 432,830
HEALTH CARE 21.8%
Biotechnology 8.3%
ACADIA Pharmaceuticals (2) 981,312 20,451
Agios Pharmaceuticals (2) 290,281 7,184
Akero Therapeutics (2) 397,856 20,124
Alector (2) 172,126 1,115
Alkermes (2) 716,800 20,078
Allogene Therapeutics (2)(3) 365,301 1,158
Amicus Therapeutics (2) 940,700 11,439
Arcellx (2) 104,000 3,731
Avidity Biosciences (2) 420,774 2,685
Biohaven (2) 607,850 15,810
Biomea Fusion (2) 103,900 1,430
Blueprint Medicines (2) 511,585 25,692
Catalyst Pharmaceuticals (2) 851,100 9,949
Cerevel Therapeutics Holdings (2)(3) 474,400 10,356
Crinetics Pharmaceuticals (2) 120,581 3,586
CRISPR Therapeutics (2)(3) 351,358 15,948
Cymabay Therapeutics (2) 173,746 2,591
Cytokinetics (2) 389,700 11,481
Day One Biopharmaceuticals (2) 237,820 2,918
Denali Therapeutics (2) 292,500 6,034
Exelixis (2) 1,619,900 35,395
Generation Bio (2) 422,600 1,602
Halozyme Therapeutics (2) 1,128,500 43,109

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Ideaya Biosciences (2) 108,518 2,928
IGM Biosciences (2)(3) 143,152 1,195
ImmunoGen (2) 709,700 11,263
Immunovant (2) 89,918 3,452
Insmed (2) 1,152,693 29,105
Intellia Therapeutics (2) 333,296 10,539
Ionis Pharmaceuticals (2) 641,100 29,080
Iovance Biotherapeutics (2) 908,758 4,135
Karuna Therapeutics (2) 168,550 28,500
Krystal Biotech (2) 59,400 6,890
Kymera Therapeutics (2) 355,700 4,944
Madrigal Pharmaceuticals (2) 38,337 5,599
Mirati Therapeutics (2) 244,997 10,672
Monte Rosa Therapeutics (2)(3) 65,000 311
Morphic Holding (2) 199,226 4,564
Natera (2) 422,100 18,678
Neurocrine Biosciences (2) 191,326 21,524
Nurix Therapeutics (2) 149,800 1,177
Nuvalent, Class A (2) 92,000 4,229
Prothena (2) 378,630 18,269
PTC Therapeutics (2) 456,100 10,221
Relay Therapeutics (2)(3) 630,300 5,301
Replimune Group (2) 468,666 8,019
REVOLUTION Medicines (2) 465,092 12,874
Rhythm Pharmaceuticals (2)(3) 150,100 3,441
Rocket Pharmaceuticals (2) 286,029 5,861
Scholar Rock Holding (2)(3) 377,651 2,681
Scholar Rock Holding, Warrants, 12/31/25, Acquisition Date:
6/17/22, Cost $— (2)(4) 22,712 63
Seagen (2) 49,200 10,438
Ultragenyx Pharmaceutical (2) 320,641 11,431
Vaxcyte (2) 266,200 13,571
Xencor (2) 468,800 9,446
Zentalis Pharmaceuticals (2) 158,711 3,184
587,451
Health Care Equipment & Supplies 4.9%
AtriCure (2) 304,500 13,337
CONMED  215,500 21,733
Embecta  229,900 3,460
Globus Medical, Class A (2) 628,700 31,215
Haemonetics (2) 358,700 32,132
ICU Medical (2) 22,098 2,630
Inari Medical (2) 299,000 19,555
Inspire Medical Systems (2) 128,300 25,460
iRhythm Technologies (2) 187,400 17,664

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Lantheus Holdings (2) 584,200 40,590
Merit Medical Systems (2) 574,500 39,652
Omnicell (2) 212,200 9,558
Penumbra (2) 90,800 21,965
PROCEPT BioRobotics (2) 401,584 13,176
Shockwave Medical (2) 79,999 15,928
STERIS  145,866 32,006
TransMedics Group (2)(3) 81,000 4,435
344,496
Health Care Providers & Services 4.4%
Addus HomeCare (2) 281,800 24,007
AMN Healthcare Services (2) 458,300 39,038
Chemed  17,800 9,251
CorVel (2) 161,566 31,772
Ensign Group  637,000 59,196
Guardant Health (2) 529,664 15,699
Molina Healthcare (2) 155,700 51,052
NeoGenomics (2) 399,200 4,910
Option Care Health (2) 1,196,351 38,702
Tenet Healthcare (2) 545,300 35,930
309,557
Health Care Technology 0.2%
Evolent Health, Class A (2) 434,900 11,842
11,842
Life Sciences Tools & Services 2.4%
10X Genomics, Class A (2) 437,500 18,047
Bruker  205,600 12,809
Charles River Laboratories International (2) 114,700 22,479
Medpace Holdings (2) 186,400 45,133
Olink Holding, ADR (2)(3) 284,656 4,198
Repligen (2) 190,900 30,355
West Pharmaceutical Services  96,500 36,208
169,229
Pharmaceuticals 1.6%
Amphastar Pharmaceuticals (2) 414,200 19,049
Arvinas (2) 248,265 4,876
Catalent (2) 363,241 16,538
Intra-Cellular Therapies (2) 451,000 23,493
Pacira BioSciences (2) 260,100 7,980
Pliant Therapeutics (2) 191,918 3,328
Prestige Consumer Healthcare (2) 265,800 15,201
Supernus Pharmaceuticals (2) 330,100 9,101

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Ventyx Biosciences (2)(3) 424,400 14,739
114,305
Total Health Care 1,536,880
INDUSTRIALS & BUSINESS SERVICES 23.2%
Aerospace & Defense 1.9%
Cadre Holdings  235,500 6,276
Curtiss-Wright  310,400 60,724
Leonardo DRS (2) 1,208,200 20,177
Moog, Class A  62,500 7,060
Woodward  301,300 37,439
131,676
Air Freight & Logistics 0.5%
GXO Logistics (2) 623,400 36,562
36,562
Building Products 2.4%
AAON  391,500 22,264
Builders FirstSource (2) 263,700 32,828
CSW Industrials  151,100 26,479
Gibraltar Industries (2) 108,100 7,298
Simpson Manufacturing  202,000 30,262
UFP Industries  510,200 52,244
171,375
Commercial Services & Supplies 2.0%
Casella Waste Systems, Class A (2) 679,500 51,846
Clean Harbors (2) 256,300 42,894
MSA Safety  119,400 18,824
Rentokil Initial, ADR  727,860 26,967
140,531
Construction & Engineering 2.5%
API Group (2) 702,700 18,221
Comfort Systems USA  335,300 57,138
EMCOR Group  322,400 67,830
WillScot Mobile Mini Holdings (2) 764,100 31,779
174,968
Electrical Equipment 1.9%
Array Technologies (2) 872,000 19,350
Atkore (2) 334,243 49,866
Shoals Technologies Group, Class A (2) 653,600 11,928
Vertiv Holdings  1,376,100 51,191
132,335
Ground Transportation 2.3%
Landstar System  164,900 29,177

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
RXO (2) 423,600 8,358
Saia (2) 179,500 71,558
XPO (2) 743,000 55,472
164,565
Machinery 4.0%
Albany International, Class A  94,300 8,136
Federal Signal  538,400 32,159
Graco  38,110 2,777
John Bean Technologies  262,100 27,557
Kadant  174,400 39,336
Lincoln Electric Holdings  177,600 32,286
RBC Bearings (2)(3) 171,125 40,066
SPX Technologies (2) 436,400 35,523
Symbotic (2)(3) 272,300 9,103
Toro  191,600 15,922
Watts Water Technologies, Class A  244,700 42,289
285,154
Professional Services 4.5%
ASGN (2) 98,800 8,070
Booz Allen Hamilton Holding  403,100 44,047
Broadridge Financial Solutions  111,900 20,036
CACI International, Class A (2) 164,400 51,610
CBIZ (2) 624,700 32,422
ExlService Holdings (2) 1,593,000 44,668
Exponent  200,916 17,198
FTI Consulting (2) 166,500 29,705
Insperity  288,200 28,128
NV5 Global (2) 122,600 11,798
Paylocity Holding (2) 88,500 16,080
Verra Mobility (2) 900,000 16,830
320,592
Trading Companies & Distributors 1.2%
Herc Holdings  104,900 12,477
McGrath RentCorp  108,456 10,872
SiteOne Landscape Supply (2) 226,100 36,956
Watsco (3) 58,300 22,021
82,326
Total Industrials & Business Services 1,640,084
INFORMATION TECHNOLOGY 18.1%
Communications Equipment 0.2%
Extreme Networks (2) 705,500 17,080
17,080

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Electronic Equipment, Instruments & Components 3.0%
Advanced Energy Industries  255,500 26,347
Fabrinet (2) 399,200 66,515
Littelfuse  67,300 16,645
Novanta (2) 328,300 47,091
Teledyne Technologies (2) 69,930 28,572
Vontier  776,500 24,010
Zebra Technologies, Class A (2) 31,600 7,474
216,654
IT Services 0.5%
Gartner (2) 47,400 16,287
Perficient (2) 292,000 16,895
33,182
Semiconductors & Semiconductor Equipment 4.6%
Axcelis Technologies (2) 311,700 50,823
Cirrus Logic (2) 241,130 17,834
Diodes (2) 377,700 29,778
Entegris  112,300 10,546
FormFactor (2) 357,900 12,505
Kulicke & Soffa Industries  432,300 21,023
Lattice Semiconductor (2) 440,700 37,869
MaxLinear (2) 511,300 11,376
MKS Instruments  104,100 9,009
Monolithic Power Systems  39,207 18,114
Onto Innovation (2) 365,600 46,621
Power Integrations  395,800 30,204
Rambus (2) 569,500 31,772
327,474
Software 9.5%
A10 Networks  788,200 11,847
ACI Worldwide (2) 446,600 10,075
Agilysys (2) 244,400 16,169
Appfolio, Class A (2) 83,000 15,158
Aspen Technology (2) 48,076 9,820
Blackbaud (2) 256,500 18,037
Box, Class A (2) 1,058,700 25,631
Descartes Systems Group (2) 637,300 46,765
DoubleVerify Holdings (2) 974,151 27,228
Envestnet (2) 125,100 5,508
Fair Isaac (2) 51,500 44,729
Fortinet (2) 275,700 16,178
Informatica, Class A (2) 794,900 16,749
Manhattan Associates (2) 160,800 31,784
NCR (2) 646,000 17,423

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Nutanix, Class A (2) 1,281,800 44,709
PowerSchool Holdings, Class A (2)(3) 880,200 19,945
PTC (2) 239,650 33,954
Qualys (2) 278,500 42,485
Rapid7 (2) 330,900 15,149
Sapiens International  673,300 19,142
Smartsheet, Class A (2) 636,700 25,761
SPS Commerce (2) 323,400 55,175
Tenable Holdings (2) 566,500 25,379
Teradata (2) 516,400 23,248
Tyler Technologies (2) 75,800 29,269
Workiva (2) 227,300 23,035
670,352
Technology Hardware, Storage & Peripherals 0.3%
Pure Storage, Class A (2) 417,700 14,878
Super Micro Computer (2) 22,700 6,225
21,103
Total Information Technology 1,285,845
MATERIALS 3.7%
Chemicals 1.3%
Axalta Coating Systems (2) 987,100 26,553
Balchem  97,800 12,131
Element Solutions  684,100 13,415
Livent (2)(3) 575,200 10,590
Olin  556,400 27,809
90,498
Construction Materials 0.6%
Eagle Materials  250,400 41,697
41,697
Containers & Packaging 0.3%
Graphic Packaging Holding  855,000 19,049
19,049
Metals & Mining 1.1%
Alpha Metallurgical Resources  117,100 30,414
ATI (2) 902,400 37,134
Ivanhoe Electric (2) 738,735 8,791
76,339
Paper & Forest Products 0.4%
Louisiana-Pacific  479,100 26,480
26,480
Total Materials 254,063

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
REAL ESTATE 0.8%
Industrial Real Estate Investment Trusts 0.6%
First Industrial Realty Trust, REIT  409,700 19,498
Rexford Industrial Realty, REIT  267,300 13,191
Terreno Realty, REIT  160,600 9,122
41,811
Residential Real Estate Investment Trusts 0.2%
Equity LifeStyle Properties, REIT  205,400 13,086
13,086
Total Real Estate 54,897
UTILITIES 0.2%
Independent Power & Renewable Electricity Producers 0.2%
NextEra Energy Partners  181,400 5,388
Ormat Technologies  181,300 12,676
Total Utilities 18,064
Total Common Stocks (Cost $5,262,178) 6,999,930
SHORT-TERM INVESTMENTS 1.3%
Money Market Funds 1.3%
T. Rowe Price Government Reserve Fund, 5.40% (5)(6) 91,310,503 91,311
Total Short-Term Investments (Cost $91,311) 91,311
SECURITIES LENDING COLLATERAL 2.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 2.4%
Money Market Funds 2.4%
T. Rowe Price Government Reserve Fund, 5.40% (5)(6) 171,375,500 171,376
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 171,376
Total Securities Lending Collateral (Cost $171,376) 171,376
Total Investments in Securities 102.5%
(Cost $5,524,865) $ 7,262,617
Other Assets Less Liabilities (2.5)% (175,728)
Net Assets 100.0% $ 7,086,889

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Level 3 in fair value hierarchy.
(2) Non-income producing
(3) All or a portion of this security is on loan at September 30, 2023.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$63 and represents 0.0% of net assets.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.40% $ — $ — $ 2,572++
Totals $ —# $ — $ 2,572+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
09/30/23
T. Rowe Price Government
Reserve Fund, 5.40% $ 105,019  ¤  ¤ $ 262,687
Total $ 262,687^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $2,572 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $262,687.

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Integrated U.S. Small-Cap Growth Equity Fund (the fund), formerly the T. Rowe Price QM U.S. Small-Cap Growth Equity Fund, is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 6,999,867 $ 63 $ — $ 6,999,930
Short-Term Investments 91,311 — — 91,311
Securities Lending Collateral 171,376 — — 171,376
Total $ 7,262,554 $ 63 $ — $ 7,262,617

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F120-054Q3 09/23